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June 10, 2010

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           Classic Rules Judo Championships, Inc.

To Whom It May Concern:

On behalf of Classic Rules Judo Championships, Inc., I enclose Form S-1 Registration Statement Under the Securities Act of 1933.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

SEC ATTORNEYS, LLC IS A PRIVATELY OWNED LAW FIRM THAT REPRESENTS REGISTRANTS BEFORE THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION AND NOT AFFILIATED WITH ANY GOVERNMENTAL AGENCY INCLUDING THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION, NOR IS IT AUTHORIZED BY THEM TO COMMUNICATE OR ACT IN ANY MANNER ON THEIR BEHALF.